Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

21.Income taxes

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2021 and 2020 - 26.5%) to the effective tax rate is as follows:

	2022	2021	2020
Net loss before income taxes	$(9,315,636)	$(18,735,022)	$(12,089,338)
Expected income tax recovery	(2,468,644)	(4,964,781)	(3,203,675)
Difference in foreign tax rates	258,214	163,190	202,331
Share-based compensation and non-deductible expenses	(1,075,684)	(3,470)	(114,257)
Prior year true-ups	(205,361)	(48,507)	75,227
Tax rate changes and other adjustments	21,067	9,619	2,210
Recognition of previously unrecognized deferred tax assets	—	—	(317,387)
Change in tax benefits not recognized	2,860,787	5,787,676	2,411,519
Income tax expense (recovery)	$(609,621)	$943,727	$(944,032)

The Company’s income tax expense (recovery) is allocated as follows:

	2022	2021	2020
Current income tax expense (recovery)	$(105,256)	$(875)	$106,986
Deferred income tax expense (recovery)	(504,365)	944,602	(1,051,018)
Income tax expense (recovery)	$(609,621)	$943,727	$(944,032)

The significant components of deferred tax assets and liabilities are as follows:

	2022	2021
		(restated - note 4)
Non-capital losses carried forward	$529,525	$288,655
Right-of-use assets	1,056	—
Reserves	124,423	176,145
Deferred tax assets	$655,004	$464,800
Non-capital losses carried forward	126,029	—
Intangible assets	(978,114)	(1,217,527)
Reserves	(16,558)	(7,113)
Deferred tax liabilities	(868,644)	(1,224,640)
Net deferred tax liabilities	$(213,639)	$(759,840)

The following tables present tax effects of temporary differences and carry forwards, as well as movements in the deferred tax balances:

	Balance at	Recognized		Balance at
	December 31,	in profit		December 31,
	2021	and loss	Adjustments	2022
Deferred tax assets (liabilities):
Non-capital losses carried forward	288,655	366,900	—	655,555
Intangible assets	(1,148,280)	170,166	—	(978,114)
Right-of-use assets	—	1,056	—	1,056
Reserves	176,145	(68,280)	—	107,864
Other	(76,360)	34,523	41,837	—
	$(759,840)	$504,365	$41,837	$(213,639)

	Balance at	Recognized		Balance at
	December 31,	in profit		December 31,
	2020	and loss	Adjustments	2021
				(restated) note 4
Deferred tax assets (liabilities):
Non-capital losses carried forward	154,406	134,249	—	288,655
Intangible assets	16,104	27,655	(1,192,039)	(1,148,280)
Reserves	1,227,868	(1,051,723)	—	176,145
Other	(17,023)	(54,783)	(4,554)	(76,360)
	$1,381,355	$(944,602)	$(1,196,593)	$(759,840)

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2022	2021
Property and equipment	$168,259	$317,392
Right-of-use assets	(432,053)	—
Intangible assets	13,483,871	10,691,053
Share issuance costs – 20(1)(e)	149,410	474,873
Non-capital losses carried forward – Canada	22,769,811	21,725,215
Non-capital losses carried forward – US	14,371,217	10,537,511
Non-capital losses carried forward – Australia	684	195,574
Non-capital losses carried forward – UK	153,842	—
Capital losses carried forward – Canada	324,281	346,457
Capital losses carried forward – Australia	503,570	537,322
Investment tax credits	558,951	597,175
SR&ED pool	1,748,848	1,868,445
Ontario SR&ED credit	86,586	92,507
Contract liabilities	130,834	270,320
Lease obligations	332,306	(58,111)
Accrued vacation	1,004	38,584
Accrued liabilities	—	12,409
Accrued interest	1,786,594	1,257,173
Difference between cash and accrual basis	—	(676,122)
Financing cost - Crown Capital loan	(165,079)	—
AFDA reserve	262,849	117,163
Contingent consideration liabilities	136,663	445,972
Stock-based compensation	397,153	149,343
Business acquisition expenses	691,321	314,633
Charitable contributions	250	—
	$57,461,172	$49,254,888

The Company has available Canadian non-capital losses of approximately $22,769,811 and capital losses of approximately $324,281. The net capital loss carry forward may be carried forward indefinitely but can only be used to reduce capital gains. The Company’s Canadian non-capital income tax losses expire between the years 2026 to 2042.

During the year ended December 31, 2022, the Company utilized Canadian loss carryforwards of approximately $nil (2021 and 2020 - $nil) to reduce taxable income in the current year.

The Company also has investment tax credits available to reduce future federal taxes payable of approximately $558,951 which if not utilized will expire between the years 2025 to 2034.

The effective and statutory tax rate in the Company’s Australian subsidiaries is 30.0% (2021 – 26.0% and 2020 – 27.5%). These subsidiaries have non-capital losses of approximately $2,061,281 (2021 - $1,541,287 and 2020 - $nil) and capital losses of approximately $503,570 (2021 – $537,322 and 2020 - $570,372) available to offset future taxable capital gains. These losses do not expire.

The Company’s US subsidiaries have non-capital losses of approximately $14,371,217 available to reduce future taxable. These losses do not expire.

The Company’s UK subsidiaries have non-capital losses of approximately $316,120 available to reduce future taxable income. These losses do not expire.

Unrecognized deferred tax liabilities

The aggregate amount of temporary differences associated with investments in subsidiaries for which the Company has not recognized deferred tax liabilities is approximately $1,033,312 as the Company ultimately controls whether the liability will be incurred and is satisfied that it will not be incurred in the foreseeable future.